Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Income taxes

Note 19 – Income taxes

Cayman Islands

The Company was incorporated in the Cayman Islands and is not subject to tax on income or capital gains under the laws of Cayman Islands. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

British Virgin Islands

MingZhu BVI is incorporated in the British Virgin Islands and is not subject to tax on income or capital gains under current British Virgin Islands law. In addition, upon payments of dividends by these entities to their shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

MingZhu HK is incorporated in Hong Kong and is subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 16.5% in Hong Kong. The Company did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong since inception. Under Hong Kong tax law, MingZhu HK is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

PRC

The Company PRC subsidiaries are governed by the income tax laws of the PRC and the income tax provision in respect to operations in the PRC is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), Chinese enterprises are subject to income tax at a rate of 25% after appropriate tax adjustments.

The Ministry of Finance (“MOF”) and State Administration of Taxation (“SAT”) on March 14, 2022 jointly issued Cai Shui 2022 No. 13. This clarified that from January 1, 2022 to December 31, 2024, eligible small enterprises whose first RMB 1,000,000 of annual taxable income is eligible for 75% reduction on a rate of 20% (i.e., effective rate is 5%) and the income between RMB 1,000,000 and RMB 3,000,000 is eligible for 50% reduction on a rate of 20% (i.e. effective rate is 10%).

Significant components of the income tax expense consisted of the following for the years ended December 31,

	2024	2023	2022
Current income tax expense (benefit)	$34,411	$356,970	$428,915
Deferred income tax (benefit) expense	-	(88,403)	(202,746)
Total	$34,411	$268,567	$226,169

The tax effects of temporary difference that give rise to the deferred tax assets as of December 31, 2024 and 2023 are $581,691 and $105,845, respectively. Deferred tax assets consist of the following:

	As of December 31, 2024	As of December 31, 2023
Deferred tax assets:
Allowance for credit loss and doubtful accounts	$117,320	$105,845
Net operating loss carryforwards:
PRC	186,804	162,087
HONG KONG	20,194	75,729
Deferred tax assets operation loss carryforwards	324,318	343,661
Less valuation allowance	(206,998)	(237,816)
Total deferred tax assets	$117,320	$105,845

The Company evaluated the recoverable amounts of deferred tax assets and provided a valuation allowance to the extent that future taxable profits will be available against which the net operating loss and temporary difference can be utilized. The Company considers both positive and negative factors when assessing the future realization of the deferred tax assets and applied weigh to the relative impact of the evidences to the extent it could be objectively verified.

The Company’s net operation loss (“NOL”) was mainly from the Company’s PRC subsidiaries cumulative NOL of approximately $758,124 as of December 31, 2024 which will mostly expire in 2029.

Reconciliation of effective income tax rate is as follows for the years ended December 31:

	December 31, 2024	December 31, 2023	December 31, 2022
PRC statutory tax rate	25.0%	25.0%	25.0%
Effect of tax rate differential	(12.6)%	(57.9)%	(131.9)%
Valuation allowance deferred tax	(13.0)%	(21.0)%	(81.5)%
Non-deductible items*	0.0%	11.5%	53.6%
Effective tax rate	(0.6)%	42.4%	134.8%

*	Non-deductible items mainly arise from expenses not deductible for tax purposes primarily including professional fees in relation to capital market and late penalty fees.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. The Company does not anticipate any significant increases or decreases in unrecognized tax benefits in the next twelve months from December 31, 2024.

Value added tax

The Company is subject to value added tax (“VAT”). Revenue from provision of trucking services, liquor distribution and car owner services are generally subject to VAT at the rate of 9%, 13% and 6%. The Company is entitled to a refund for VAT already paid on goods and services purchased. The VAT balance is recorded in tax payables on the audited consolidated balance sheets. Revenues are presented net of applicable VAT.

Taxes payable consisted of the following:

	December 31, 2024	December 31, 2023
VAT taxes payable (credit)	$(522,760)	$(209,380)
Income taxes payable	2,628,609	2,385,897
Other taxes payable	16,774	23,334
Total	$2,122,623	$2,199,851